SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets	$ 12,816	$ 16,731
Total Financial Assets Measured at Fair Value	12,816	16,731
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets	12,816	16,731
Total Financial Assets Measured at Fair Value	12,816	16,731
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value